Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.4%)
ATN International, Inc.	4,134	207
Cincinnati Bell, Inc. *	19,014	285
Cogent Communications Holdings, Inc.	15,790	948
Consolidated Communications Holdings, Inc. *	27,410	156
The E.W. Scripps Co. - Class A	21,407	245
Gannett Co., Inc.	48,581	63
Glu Mobile, Inc. *	55,126	423
Iridium Communications, Inc. *	43,754	1,119
The Marcus Corp.	8,680	67
Meredith Corp.	15,134	199
QuinStreet, Inc. *	18,176	288
Scholastic Corp.	11,226	236
Shenandoah Telecommunications Co.	18,703	831
Spok Holdings, Inc.	6,566	62
TechTarget, Inc. *	8,678	382
Vonage Holdings Corp.*	86,597	886

Total		6,397

Consumer Discretionary (13.8%)
Abercrombie & Fitch Co. -Class A	23,402	326
American Axle & Manufacturing Holdings, Inc. *	42,497	245
American Public Education, Inc. *	5,551	157
America’s Car-Mart, Inc. *	2,387	203
Asbury Automotive Group, Inc. *	7,237	705
Barnes & Noble Education, Inc. *	11,313	29
Bed Bath & Beyond, Inc.	47,285	708
Big Lots, Inc.	13,393	597
BJ’s Restaurants, Inc.	8,359	246
Bloomin’ Brands, Inc.	29,889	456
Boot Barn Holdings, Inc. *	10,826	305
Brinker International, Inc.	16,907	722
The Buckle, Inc.	10,751	219
Caleres, Inc.	14,546	139
Callaway Golf Co.	35,328	676
Capri Holdings, Ltd. *	56,406	1,015
The Cato Corp. - Class A	7,744	61

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Cavco Industries, Inc. *	3,203	578
Century Communities, Inc. *	10,886	461
The Cheesecake Factory, Inc.	15,692	435
Chico’s FAS, Inc.	44,979	44
The Children’s Place, Inc.	5,473	155
Chuy’s Holdings, Inc. *	7,387	145
Conn’s, Inc. *	7,214	76
Cooper Tire & Rubber Co.	18,874	598
Cooper-Standard Holding, Inc. *	6,339	84
Core-Mark Holding Co., Inc.	16,917	489
Crocs, Inc. *	25,310	1,082
Dave & Buster’s Entertainment, Inc.	17,803	270
Designer Brands, Inc.	22,052	120
DineEquity, Inc.	6,160	336
Dorman Products, Inc. *	10,832	979
El Pollo Loco Holdings, Inc. *	7,008	114
Ethan Allen Interiors, Inc.	8,177	111
Fiesta Restaurant Group, Inc. *	6,525	61
Fossil Group, Inc. *	17,514	101
GameStop Corp. - Class A *	20,408	208
Genesco, Inc. *	5,245	113
Gentherm, Inc. *	12,251	501
G-III Apparel Group, Ltd. *	16,225	213
Group 1 Automotive, Inc.	6,438	569
Guess?, Inc.	14,080	164
Haverty Furniture Cos., Inc.	6,486	136
Hibbett Sports, Inc. *	6,207	243
Installed Building Products, Inc. *	8,497	865
iRobot Corp. *	10,461	794
Kontoor Brands, Inc.	17,569	425
La-Z-Boy, Inc.	17,256	546
LCI Industries	9,437	1,003
LGI Homes, Inc. *	8,283	962
Liquidity Services, Inc. *	9,835	73
Lumber Liquidators Holdings, Inc. *	10,825	239
M.D.C. Holdings, Inc.	18,791	885
M/I Homes, Inc. *	10,709	493
Macy’s, Inc.	116,396	663

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
MarineMax, Inc. *	8,114	208
Meritage Homes Corp. *	14,108	1,557
The Michaels Cos., Inc. *	27,657	267
Monarch Casino & Resort, Inc. *	4,777	213
Monro, Inc.	12,488	507
Motorcar Parts of America, Inc. *	7,136	111
Movado Group, Inc.	6,218	62
The ODP Corporation	19,759	384
Oxford Industries, Inc.	6,272	253
Perdoceo Education Corp. *	25,936	317
PetMed Express, Inc.	7,606	241
Red Robin Gourmet Burgers, Inc. *	5,831	77
Regis Corp. *	9,089	56
Rent-A-Center, Inc.	18,175	543
Ruth’s Hospitality Group, Inc.	11,950	132
Shake Shack, Inc. - Class A *	13,341	860
Shoe Carnival, Inc.	3,227	108
Shutterstock, Inc.	8,288	431
Signet Jewelers, Ltd.	19,638	367
Sleep Number Corp. *	10,402	509
Sonic Automotive, Inc. - Class A	9,064	364
Stamps.com, Inc. *	6,594	1,589
Standard Motor Products, Inc.	7,546	337
Steven Madden, Ltd.	29,012	566
Sturm, Ruger & Co., Inc.	6,564	401
Tupperware Brands Corp. *	18,428	372
Unifi, Inc. *	5,606	72
Universal Electronics, Inc. *	5,227	197
Vera Bradley, Inc. *	8,270	51
Vista Outdoor, Inc. *	21,783	440
Winnebago Industries, Inc.	12,643	653
Wolverine World Wide, Inc.	30,718	794
YETI Holdings, Inc. *	28,074	1,272
Zumiez, Inc. *	7,824	218

Total		36,672

Consumer Staples (3.4%)
The Andersons, Inc.	11,514	221
B&G Foods, Inc.	24,073	668
Calavo Growers, Inc.	6,221	412
Cal-Maine Foods, Inc. *	13,936	535

Index 600 Stock Portfolio

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Central Garden & Pet Co. *	3,646	146
Central Garden & Pet Co. - Class A *	14,567	526
The Chefs’ Warehouse, Inc. *	12,196	177
Coca-Cola Bottling Co. Consolidated	1,741	419
Fresh Del Monte Produce, Inc.	11,367	261
Inter Parfums, Inc.	6,625	247
J & J Snack Foods Corp.	5,600	730
John B. Sanfilippo & Son, Inc.	3,310	249
Medifast, Inc.	4,414	726
MGP Ingredients, Inc.	4,949	197
National Beverage Corp. *	4,374	297
PriceSmart, Inc.	8,739	581
Seneca Foods Corp. - Class A *	2,521	90
SpartanNash Co.	13,444	220
United Natural Foods, Inc. *	20,517	305
Universal Corp.	9,188	385
USANA Health Sciences, Inc. *	4,494	331
Vector Group, Ltd.	47,735	463
WD-40 Co.	5,127	971

Total		9,157

Energy (2.7%)
Archrock, Inc.	48,201	259
Bonanza Creek Energy, Inc. *	6,957	131
Bristow Group, Inc. *	8,861	188
Callon Petroleum Co. *	14,912	72
CONSOL Energy, Inc. *	9,767	43
Core Laboratories NV	16,689	255
DMC Global, Inc.	5,541	182
Dorian LPG, Ltd. *	12,636	101
Dril-Quip, Inc. *	13,154	326
Exterran Corp. *	9,326	39
Geospace Technologies Corp. *	5,127	32
Green Plains, Inc. *	12,574	195
Gulfport Energy Corp. *	54,664	29
Helix Energy Solutions Group, Inc. *	52,921	128
Helmerich & Payne, Inc.	40,323	591
Laredo Petroleum, Inc. *	3,375	33
Matador Resources Co. *	41,205	340
Matrix Service Co. *	9,927	83
Nabors Industries, Ltd.	2,409	59
Newpark Resources, Inc. *	34,010	36
Oasis Petroleum, Inc. *	110,791	31

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Oceaneering International, Inc. *	37,250	131
Oil States International, Inc. *	22,897	62
Par Pacific Holdings, Inc. *	14,982	101
Patterson-UTI Energy, Inc.	70,310	200
PBF Energy, Inc.	36,061	205
PDC Energy, Inc. *	37,367	463
Penn Virginia Corp. *	5,694	56
ProPetro Holding Corp. *	30,284	123
QEP Resources, Inc.	90,915	82
Range Resources Corp.	96,075	636
Renewable Energy Group, Inc. *	14,741	787
REX American Resources Corp. *	2,046	134
RPC, Inc. *	21,791	58
SEACOR Holdings, Inc. *	7,173	209
SM Energy Co.	39,937	63
Southwestern Energy Co. *	227,165	534
Talos Energy, Inc. *	8,766	57
US Silica Holdings, Inc.	27,722	83

Total		7,137

Financials (14.8%)
Allegiance Bancshares, Inc.	7,052	165
Ambac Financial Group, Inc. *	17,186	219
American Equity Investment Life Holding Co.	34,499	759
Ameris Bancorp	26,070	594
AMERISAFE, Inc.	7,252	416
Apollo Commercial Real Estate Finance, Inc.	50,967	459
ARMOUR Residential REIT, Inc.	24,270	231
Axos Financial, Inc. *	19,423	453
Banc of California, Inc.	16,613	168
BancFirst Corp.	6,985	285
BankUnited, Inc.	34,667	760
Banner Corp.	13,191	426
Berkshire Hills Bancorp, Inc.	18,900	191
Blucora, Inc. *	18,023	170
Boston Private Financial Holdings, Inc.	30,838	170
Brightsphere Investment Group, Inc.	22,543	291
Brookline Bancorp, Inc.	29,609	256
Cadence Bancorp	47,258	406

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Capstead Mortgage Corp.	36,193	203
Central Pacific Financial Corp.	10,563	143
City Holding Co.	6,014	346
Columbia Banking System, Inc.	26,870	641
Community Bank System, Inc.	20,083	1,094
Customers Bancorp, Inc. *	10,877	122
CVB Financial Corp.	47,793	795
Dime Community Bancshares	10,666	121
Donnelley Financial Solutions, Inc. *	11,296	151
Eagle Bancorp, Inc.	12,091	324
eHealth, Inc. *	9,661	763
Employers Holdings, Inc.	10,982	332
Encore Capital Group, Inc. *	11,758	454
Enova International, Inc. *	11,296	185
EZCORP, Inc. - Class A *	19,546	98
FB Financial Corp.	11,527	290
First Bancorp	81,847	427
First Commonwealth Financial Corp.	36,817	285
First Financial Bancorp	36,766	441
First Hawaiian, Inc.	48,730	705
First Midwest Bancorp, Inc.	42,885	462
Flagstar Bancorp, Inc.	15,809	468
Granite Point Mortgage Trust, Inc.	20,712	147
Great Western Bancorp, Inc.	20,640	257
Green Dot Corp. - Class A *	20,024	1,013
Greenhill & Co., Inc.	5,336	61
Hanmi Financial Corp.	11,502	94
HCI Group, Inc.	2,307	114
Heritage Financial Corp. of Washington	13,472	248
HomeStreet, Inc.	8,519	219
Hope Bancorp, Inc.	46,241	351
Horace Mann Educators Corp.	15,512	518
Independent Bank Corp.	12,362	648
Independent Bank Group, Inc.	13,726	606
Invesco Mortgage Capital, Inc.	68,029	184
James River Group Holdings, Ltd.	11,463	510
Kinsale Capital Group, Inc.	7,961	1,514

Index 600 Stock Portfolio

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
KKR Real Estate Finance Trust, Inc.	10,201	169
Meta Financial Group, Inc.	12,992	250
Mr. Cooper Group, Inc. *	27,274	609
National Bank Holding Corp. - Class A	11,469	301
NBT Bancorp, Inc.	16,362	439
New York Mortgage Trust, Inc.	141,720	361
NMI Holdings, Inc. - Class A *	31,817	566
Northfield Bancorp, Inc.	17,938	164
Northwest Bancshares, Inc.	47,949	441
OFG Bancorp	19,262	240
Old National Bancorp	61,939	778
Pacific Premier Bancorp, Inc.	35,398	713
Palomar Holdings, Inc. *	8,122	847
Park National Corp.	5,321	436
PennyMac Mortgage Investment Trust	37,245	599
Piper Jaffray Cos., Inc.	5,154	376
PRA Group, Inc. *	17,100	683
Preferred Bank	5,088	163
ProAssurance Corp.	20,218	316
Provident Financial Services, Inc.	27,450	335
Ready Capital Corp.	15,440	173
Redwood Trust, Inc.	43,124	324
S&T Bancorp, Inc.	14,726	261
Safety Insurance Group, Inc.	5,373	371
Seacoast Banking Corp. of Florida *	19,881	358
ServisFirst Bancshares, Inc.	17,587	599
Simmons First National Corp. - Class A	40,900	649
Southside Bancshares, Inc.	11,773	288
Stewart Information Services Corp.	10,027	439
StoneX Group, Inc. *	6,104	312
Third Point Reinsurance, Ltd. *	30,626	213
Tompkins Financial Corp.	4,533	258
Triumph Bancorp, Inc. *	8,485	264
Trupanion, Inc. *	12,173	960
TrustCo Bank Corp.	36,179	189
United Community Banks, Inc.	32,442	549
United Fire Group, Inc.	8,076	164
United Insurance Holdings Corp.	7,756	47
Universal Insurance Holdings, Inc.	10,875	151

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Veritex Holdings, Inc.	18,626	317
Virtus Investment Partners, Inc.	2,703	375
Waddell & Reed Financial, Inc. - Class A	24,448	363
Walker & Dunlop, Inc.	10,853	575
Westamerica Bancorporation	10,105	549
WisdomTree Investments, Inc.	42,172	135
World Acceptance Corp. *	1,698	179

Total		39,601

Health Care (11.8%)
Addus HomeCare Corp. *	5,583	528
Allscripts Healthcare Solutions, Inc. *	61,142	498
AMAG Pharmaceuticals, Inc. *	11,384	107
AMN Healthcare Services, Inc. *	17,629	1,031
Amphastar Pharmaceuticals, Inc. *	13,718	257
AngioDynamics, Inc. *	14,209	171
ANI Pharmaceuticals, Inc. *	3,601	102
Anika Therapeutics, Inc. *	5,330	189
BioTelemetry, Inc. *	12,825	585
Cardiovascular Systems, Inc. *	14,883	586
Coherus Biosciences, Inc. *	23,596	433
Community Health Systems, Inc. *	42,185	178
Computer Programs and Systems, Inc.	4,737	131
CONMED Corp.	10,719	843
Corcept Therapeutics, Inc. *	39,019	679
CorVel Corp. *	3,431	293
Covetrus, Inc. *	36,827	899
Cross Country
Healthcare, Inc. *	13,107	85
CryoLife, Inc. *	14,203	262
Cutera, Inc. *	6,601	125
Cytokinetics, Inc. *	26,452	573
Eagle Pharmaceuticals, Inc. *	4,543	193
Enanta Pharmaceuticals, Inc. *	6,702	307
Endo International PLC *	86,221	285
Ensign Group, Inc.	18,963	1,082
Fulgent Genetics, Inc. *	4,391	176

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Glaukos Corp. *	16,761	830
Hanger, Inc. *	14,294	226
HealthStream, Inc. *	9,604	193
Heska Corp. *	3,331	329
HMS Holdings Corp. *	33,210	795
Innoviva, Inc. *	23,585	246
Inogen, Inc. *	6,871	199
Integer Holdings Corp. *	12,324	727
Invacare Corp.	12,911	97
Lannett Co., Inc. *	12,826	78
Lantheus Holdings, Inc. *	25,067	318
LeMaitre Vascular, Inc.	6,299	205
Luminex Corp.	16,177	425
Magellan Health, Inc. *	8,451	640
Meridian Bioscience, Inc. *	16,081	273
Merit Medical Systems, Inc. *	18,318	797
Mesa Laboratories, Inc.	1,819	463
Myriad Genetics, Inc. *	28,029	365
Natus Medical, Inc. *	12,708	218
Neogen Corp. *	19,896	1,557
NeoGenomics, Inc. *	41,431	1,528
NextGen Healthcare, Inc. *	20,760	264
Omnicell, Inc. *	16,044	1,198
OraSure Technologies, Inc. *	26,847	327
Orthofix Medical, Inc. *	7,251	226
Owens & Minor, Inc.	23,929	601
Pacira Biosciences, Inc. *	16,036	964
The Pennant Group, Inc. *	9,448	364
Phibro Animal Health Corp. - Class A	7,612	132
The Providence Service Corp. *	4,586	426
R1 RCM, Inc. *	43,362	744
RadNet, Inc. *	16,060	246
REGENXBIO, Inc. *	11,205	308
Select Medical Holdings Corp. *	40,212	837
Simulations Plus, Inc.	5,677	428
Spectrum Pharmaceuticals, Inc. *	54,676	223
Supernus Pharmaceuticals, Inc. *	19,758	412
Surmodics, Inc. *	5,119	199
Tabula Rasa HealthCare, Inc. *	7,839	320
Tactile Systems Technology, Inc. *	7,283	266
Tivity Health, Inc. *	14,028	197
US Physical Therapy, Inc.	4,818	419

Index 600 Stock Portfolio

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Vanda Pharmaceuticals, Inc. *	20,504	198
Varex Imaging Corp. *	14,653	186
Xencor, Inc. *	21,476	833
Zynex, Inc. *	7,292	127

Total		31,552

Industrials (17.3%)
AAON, Inc.	15,294	922
AAR Corp.	12,450	234
ABM Industries, Inc.	25,011	917
Aegion Corp. *	11,545	163
Aerojet Rocketdyne Holdings, Inc. *	27,432	1,094
Aerovironment, Inc. *	8,230	494
Alamo Group, Inc.	3,694	399
Albany International Corp. - Class A	11,525	571
Allegiant Travel Co.	4,875	584
American Woodmark Corp. *	6,375	501
Apogee Enterprises, Inc.	9,888	211
Applied Industrial Technologies, Inc.	14,524	800
ArcBest Corp.	9,546	297
Arcosa, Inc.	18,136	800
Astec Industries, Inc.	8,480	460
Atlas Air Worldwide Holdings, Inc. *	9,806	597
AZZ, Inc.	9,828	335
Barnes Group, Inc.	17,441	623
Brady Corp. - Class A	18,167	727
Chart Industries, Inc. *	13,219	929
CIRCOR International, Inc. *	7,502	205
Comfort Systems USA, Inc.	13,686	705
Cubic Corp.	11,754	684
Deluxe Corp.	15,704	404
DXP Enterprises, Inc. *	6,137	99
Echo Global Logistics, Inc. *	9,983	257
Encore Wire Corp.	7,741	359
Enerpac Tool Group Corp. *	22,424	422
EnPro Industries, Inc.	7,697	434
ESCO Technologies, Inc.	9,769	787
Exponent, Inc.	19,367	1,395
Federal Signal Corp.	22,669	663
Forrester Research, Inc. *	4,111	135
Forward Air Corp.	10,498	602
Foundation Building Materials, Inc. *	8,429	133
Franklin Electric Co., Inc.	14,384	846
Gibraltar Industries, Inc. *	12,164	792

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
GMS, Inc. *	16,033	386
Granite Construction, Inc.	17,536	309
The Greenbrier Cos., Inc.	12,269	361
Griffon Corp.	16,847	329
Harsco Corp. *	29,603	412
Hawaiian Holdings, Inc.	17,257	223
Heartland Express, Inc.	18,622	346
Heidrick & Struggles International, Inc.	7,257	143
Hillenbrand, Inc.	28,037	795
Hub Group, Inc. - Class A *	12,574	631
Insteel Industries, Inc.	7,226	135
Interface, Inc.	21,966	134
John Bean Technologies Corp.	11,904	1,094
Kaman Corp.	10,379	405
Kelly Services, Inc. - Class A	12,601	215
Korn Ferry	21,108	612
Lindsay Corp.	4,065	393
Lydall, Inc. *	6,330	105
Marten Transport, Ltd.	22,019	359
Matson, Inc.	16,161	648
Matthews International Corp. - Class A	11,730	262
Meritor, Inc. *	27,125	568
Moog, Inc. - Class A	11,256	715
Mueller Industries, Inc.	21,307	577
MYR Group, Inc. *	6,269	233
National Presto Industries, Inc.	1,949	160
NOW, Inc. *	41,037	186
Park Aerospace Corp.	7,035	77
Patrick Industries, Inc.	8,270	476
PGT Innovations, Inc. *	22,121	388
Pitney Bowes, Inc.	64,936	345
Powell Industries, Inc.	3,312	80
Proto Labs, Inc. *	10,020	1,298
Quanex Building Products Corp.	12,308	227
Raven Industries, Inc.	13,448	289
Resideo Technologies, Inc. *	46,308	509
Resources Connection, Inc.	11,336	131
RR Donnelley & Sons Co.	26,787	39
Saia, Inc. *	9,810	1,237
Simpson Manufacturing Co., Inc.	16,311	1,585
SkyWest, Inc.	18,827	562
SPX Corp. *	16,767	778
SPX Flow, Inc. *	15,917	682
Standex International Corp.	4,645	275
Team, Inc. *	11,491	63
Tennant Co.	6,926	418
Titan International, Inc.	18,742	54

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Triumph Group, Inc.	19,536	127
TrueBlue, Inc. *	13,529	210
UFP Industries, Inc.	22,949	1,297
UniFirst Corp.	5,721	1,083
US Ecology, Inc.	11,822	386
Veritiv Corp. *	4,651	59
Viad Corp.	7,654	159
Vicor Corp. *	7,869	612
Wabash National Corp.	19,852	237
Watts Water Technologies, Inc. - Class A	10,297	1,031

Total		46,030

Information Technology (12.8%)
3D Systems Corp. *	45,447	223
8x8, Inc. *	39,106	608
ADTRAN, Inc.	17,993	185
Advanced Energy Industries, Inc. *	14,381	905
Agilysys, Inc. *	7,611	184
Alarm.com Holdings, Inc. *	16,717	924
Applied Optoelectronics, Inc. *	7,861	88
Arlo Technologies, Inc. *	29,315	154
Axcelis Technologies, Inc. *	12,555	276
Badger Meter, Inc.	10,924	714
Bel Fuse, Inc. - Class B	3,839	41
Benchmark Electronics, Inc.	13,679	276
Bottomline Technologies, Inc. *	14,521	612
Brooks Automation, Inc.	27,673	1,280
CalAmp Corp. *	12,893	93
Cardtronics PLC *	13,349	264
CEVA, Inc. *	8,313	327
Cohu, Inc.	15,706	270
Comtech Telecommunications Corp.	9,279	130
CSG Systems International, Inc.	12,412	508
CTS Corp.	12,106	267
Daktronics, Inc.	13,726	54
Diebold, Inc. *	29,142	223
Digi International, Inc. *	10,894	170
Diodes, Inc. *	15,751	889
DSP Group, Inc. *	8,205	108
Ebix, Inc.	8,814	182
ePlus, Inc. *	5,085	372
EVERTEC, Inc.	22,378	777
ExlService Holdings, Inc. *	12,822	846
Extreme Networks, Inc. *	45,975	185
Fabrinet *	13,785	869

Index 600 Stock Portfolio

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
FARO Technologies, Inc. *	6,671	407
FormFactor, Inc. *	28,911	721
Harmonic, Inc. *	36,553	204
Ichor Holdings, Ltd. *	8,610	186
Insight Enterprises, Inc. *	13,158	745
Itron, Inc. *	15,132	919
Knowles Corp. *	34,381	512
Kulicke and Soffa Industries, Inc.	23,201	520
LivePerson, Inc. *	23,089	1,200
ManTech International Corp. - Class A	10,184	702
MaxLinear, Inc. - Class A *	24,962	580
Methode Electronics, Inc. - Class A	14,080	401
MicroStrategy, Inc. - Class A *	2,717	409
MTS Systems Corp.	7,232	138
NETGEAR, Inc. *	11,219	346
NIC, Inc.	25,145	495
OneSpan, Inc. *	12,715	267
Onto Innovation, Inc. *	18,314	545
OSI Systems, Inc. *	6,308	490
PC Connection, Inc.	4,117	169
PDF Solutions, Inc. *	10,961	205
Perficient, Inc. *	12,474	533
Photronics, Inc. *	24,620	245
Plantronics, Inc.	13,910	165
Plexus Corp. *	10,972	775
Power Integrations, Inc.	22,426	1,242
Progress Software Corp.	16,896	620
Rambus, Inc. *	42,674	584
Rogers Corp. *	7,006	687
Sanmina Corp. *	25,423	688
ScanSource, Inc. *	9,515	189
SMART Global
Holdings, Inc. *	5,166	141
SPS Commerce, Inc. *	13,179	1,026
Sykes Enterprises, Inc. *	15,028	514
TTEC Holdings, Inc.	6,838	373
TTM Technologies, Inc. *	37,238	425
Ultra Clean Holdings, Inc. *	14,970	321
Unisys Corp. *	23,642	252
Veeco Instruments, Inc. *	18,616	217
Viavi Solutions, Inc. *	85,659	1,005
Virtusa Corp. *	10,667	524
Xperi Holding Corp.	40,696	468

Total		34,159

Materials (4.9%)
AdvanSix, Inc. *	10,516	135
Allegheny Technologies, Inc. *	47,508	414

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
American Vanguard Corp.	9,964	131
Arconic Corp. *	36,419	694
Balchem Corp.	12,136	1,185
Boise Cascade Co.	14,706	587
Carpenter Technology Corp.	17,989	327
Century Aluminum Co. *	18,801	134
Clearwater Paper Corp. *	6,217	236
Cleveland-Cliffs, Inc.	149,769	962
Ferro Corp. *	30,858	383
FutureFuel Corp.	9,683	110
GCP Applied Technologies, Inc. *	18,070	379
H.B. Fuller Co.	19,347	886
Hawkins, Inc.	3,561	164
Haynes International, Inc.	4,711	80
Innospec, Inc.	9,215	583
Kaiser Aluminum Corp.	5,932	318
Koppers Holdings, Inc. *	7,896	165
Kraton Corp. *	11,954	213
Livent Corp. *	54,870	492
Materion Corp.	7,624	397
Mercer International, Inc.	14,827	98
Myers Industries, Inc.	13,429	178
Neenah Paper, Inc.	6,304	236
Olympic Steel, Inc.	3,407	39
P.H. Glatfelter	16,646	229
Quaker Chemical Corp.	4,942	888
Rayonier Advanced Materials, Inc. *	23,768	76
Schweitzer-Mauduit International, Inc.	11,760	357
Stepan Co.	7,989	871
SunCoke Energy, Inc.	31,053	106
TimkenSteel Corp. *	14,193	50
Tredegar Corp.	9,683	144
Trinseo SA	14,358	368
US Concrete, Inc. *	5,942	173
Warrior Met Coal, Inc.	19,204	328

Total		13,116

Real Estate (7.8%)
Acadia Realty Trust	32,364	340
Agree Realty Corp.	20,204	1,286
Alexander & Baldwin, Inc.	27,143	304
American Assets Trust, Inc.	18,707	451
Armada Hoffler Properties, Inc.	21,735	201
Brandywine Operating Partnership LP	63,995	662
CareTrust REIT, Inc.	35,918	639
Chatham Lodging Trust	17,619	134

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Community Healthcare Trust, Inc.	8,015	375
CoreCivic, Inc.	44,883	359
DiamondRock Hospitality Co.	74,853	379
Diversified Healthcare Trust	89,273	314
Easterly Government Properties, Inc.	29,896	670
Essential Properties Realty Trust, Inc.	38,203	700
Four Corners Property Trust, Inc.	26,389	675
Franklin Street Properties Corp.	36,240	133
Getty Realty Corp.	13,209	344
Global Net Lease, Inc.	33,572	534
Hersha Hospitality Trust	13,679	76
Independence Realty Trust, Inc.	35,546	412
Industrial Logistics Properties Trust	24,465	535
Innovative Industrial Properties, Inc.	8,141	1,010
Investors Real Estate Trust	4,812	314
iStar, Inc.	28,192	333
Kite Realty Group Trust	31,596	366
Lexington Realty Trust	103,841	1,085
LTC Properties, Inc.	14,723	513
Mack-Cali Realty Corp.	32,331	408
Marcus & Millichap, Inc. *	9,001	248
National Storage Affiliates Trust	23,227	760
NexPoint Residential Trust, Inc.	8,205	364
Office Properties Income Trust	18,094	375
RE/MAX Holdings, Inc. - Class A	6,800	223
Realogy Holdings Corp. *	43,309	409
Retail Opportunity Investments Corp.	124,626	928
RPT Realty	30,369	165
Safehold, Inc.	5,177	321
Saul Centers, Inc.	4,787	127
SITE Centers Corp.	56,535	407
The St. Joe Co. *	11,708	242
Summit Hotel Properties, Inc.	39,655	205
Tanger Factory Outlet Centers, Inc.	35,068	211
Uniti Group, Inc.	72,840	767
Universal Health Realty Income Trust	4,804	274
Urstadt Biddle Properties, Inc. - Class A	11,253	103

Index 600 Stock Portfolio

Common Stocks (93.4%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Washington Prime Group, Inc.	70,321	45
Washington Real Estate Investment Trust	30,895	622
Whitestone REIT	14,934	90
Xenia Hotels & Resorts, Inc.	42,669	375

Total		20,813

Utilities (1.7%)
American States Water Co.	13,838	1,037
Avista Corp.	25,480	870
California Water Service Group	18,533	805
Chesapeake Utilities Corp.	6,183	521
Northwest Natural Holding Co.	11,460	520
South Jersey Industries, Inc.	37,738	727

Total		4,480

Total Common Stocks (Cost: $255,209)		249,114

Investment Companies (1.9%)
Investment Companies (1.9%)
iShares Core S&P Small-Cap ETF	74,488	5,231

Total		5,231

Total Investment Companies (Cost: $5,304)		5,231

Short-Term Investments (3.9%)
Commercial Paper (1.7%)
Chevron Corp.
0.000%, 10/1/20 144A	1,000,000	1,000
Exxon Mobil Corp.
0.000%, 10/14/20	500,000	500
0.000%, 11/17/20	500,000	500
Pfizer, Inc.
0.000%, 10/5/20 144A	500,000	500
0.000%, 11/12/20 144A	500,000	500
Roche Holdings, Inc.
0.000%, 10/13/20 144A	400,000	400
Societe Generale SA
0.000%, 10/27/20 144A	1,000,000	1,000

Total		4,400

Short-Term Investments (3.9%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	1,810,282	1,810

Total		1,810

US Government & Agencies (1.5%)
Federal Home Loan Bank
0.000%, 10/22/20	1,000,000	1,000
0.000%, 11/3/20	1,000,000	1,000
0.000%, 11/12/20	600,000	600
0.000%, 11/13/20 b	1,000,000	1,000
0.000%, 11/18/20	500,000	500

Total		4,100

Total Short-Term Investments (Cost: $10,310)		10,310

Total Investments (99.2%) (Cost: $270,823)@		264,655

Other Assets, Less Liabilities (0.8%)		2,034

Net Assets (100.0%)		266,689

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	Morgan Stanley Capital Services	1-month USD LIBOR + 20.0 basis points	S&P SmallCap 600 Index	5/21	10,982	$(639)	$(639)

						$(639)	$(639)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	$ (639)	$ (639)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $3,400 representing 1.3% of the net assets.

#	7-Day yield as of 9/30/2020.
b

Cash or securities with an aggregate value of $1,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $270,822 and the net unrealized depreciation of investments based on that cost was $6,806 which is comprised of $46,127 aggregate gross unrealized appreciation and $52,933 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$249,114	$—	$—
Investment Companies	5,231	—	—
Short-Term Investments
Money Market Funds	1,810	—	—
All Others	—	8,500	—

Total Assets:	$256,155	$8,500	$—

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(639)	—

Total Liabilities:	$—	$(639)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand